Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500 [Text Block]	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits as presented in these financial statements to the balance presented in Form 5500 (as expected to be filed for 2025 and as filed for 2024):

in millions	December 31, 2025	December 31, 2024
Net assets available for benefits per the financial statements	$15,730	$14,203
Deemed distributions(1)	(19)	(20)
Participant withdrawals payable	(10)	(9)
Adjustment from contract value to fair value for Plan's interest in Master Trust for fully benefit-responsive investment contracts	(12)	(33)
Net assets available for benefits per Form 5500	$15,689	$14,141
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(1) Deemed distributions are defaulted and unpaid notes receivable from participants.
The following is a reconciliation of changes in net assets available for benefits as presented in these financial statements to the changes presented in Form 5500 (as expected to be filed for 2025):

Year Ended
in millions	December 31, 2025
Increase in net assets available for benefits per the financial statements	$1,527
Deemed distributions(1)	1
Participant withdrawals payable	(1)
Adjustment from contract value to fair value for Plan's interest in Master Trust for fully benefit-responsive investment contracts	21
Net income per Form 5500	$1,548
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(1) Deemed distributions are defaulted and unpaid notes receivable from participants.